CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt repayments
Cash and cash equivalents	$ 531.5	$ 1,210.9	$ 575.1
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow	2,251.9
Liquidity risk | 2022 | Long-term debt
Debt repayments
Contractual cash flow	121.6
Liquidity risk | 2023-2026 | Long-term debt
Debt repayments
Contractual cash flow	1,025.5
Liquidity risk | 2027+ | Long-term debt
Debt repayments
Contractual cash flow	$ 1,104.8